Note 18 - Restructuring Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs [Table Text Block]
		For the Successor Period
Successor	Balance, December 31, 2013	Charges to Expense	Cash Payments	Non-cash Adjustments		Total Costs and Adjustments	Balance, March 31, 2014
Graphic Solutions:
Severance and other benefits	$699	$-	$(202)	$		$(202)	$497
Total Graphics Solutions	699	-	(202)		-	(202)	497

Performance Materials:
Severance and other benefits	1,330		(516)			(516)	814
Total Performance Materials	1,330	-	(516)		-	(516)	814

Total restructuring liability	$2,029	$-	$(718)		$-	$(718)	$1,311
		For the Predecessor Period
Predecessor	Balance, December 31, 2012	Charges to Expense	Cash Payments	Non-cash Adjustments	Total Costs and Adjustments	Balance, March 31, 2013
Graphic Solutions:
Severance and other benefits	$-	$1,504	$(57)	$-	$1,447	$1,447
Total Graphics Solutions	-	1,504	(57)	-	1,447	1,447

Performance Materials:
Severance and other benefits	632	102	(85)	(19)	(2)	630
Total Performance Materials	632	102	(85)	(19)	(2)	630

Total restructuring liability	$632	$1,606	$(142)	$(19)	$1,445	$2,077

		For the Successor 2013 Period
Successor	Balance, November 1, 2013	Charges to Expense	Cash Payments	Non-cash Adjustments	Total Costs and Adjustments	Balance, December 31, 2013
Graphic Solutions:
Severance and other benefits	$666	$-	$-	$33	$33	$699
Total Graphics Solutions	666	-	-	33	33	699

Performance Materials:
Severance and other benefits	1,671	762	(1,117)	14	(341)	1,330
Total Performance Materials	1,671	762	(1,117)	14	(341)	1,330

Total restructuring liability	$2,337	$762	$(1,117)	$47	$(308)	$2,029

		For the Predecessor 2013 Period
Predecessor	Balance, December 31, 2012	Charges to Expense	Cash Payments	Non-cash Adjustments	Total Costs and Adjustments	Balance, October 31, 2013
Graphic Solutions:
Severance and other benefits	$-	$2,159	$(1,493)	$-	$666	$666
Total Graphics Solutions	-	2,159	(1,493)	-	666	666

Performance Materials:
Severance and other benefits	632	1,477	(458)	20	1,039	1,671
Total Performance Materials	632	1,477	(458)	20	1,039	1,671

Total restructuring liability	$632	$3,636	$(1,951)	$20	$1,705	$2,337
		For the year ended December 31, 2012
Predecessor	Balance, December 31, 2011	Charges to Expense	Cash Payments	Non-cash Adjustments	Total Costs and Adjustments	Balance, December 31, 2012
Graphic Solutions:
Severance and other benefits	$20	$67	$(87)	$-	$(20)	$-
Total Graphics Solutions	20	67	(87)	-	(20)	-

Performance Materials:
Severance and other benefits	1,012	396	(814)	22	(396)	616
Other	215	(171)	(28)	-	(199)	16
Total Performance Materials	1,227	225	(842)	22	(595)	632

Total restructuring liability	$1,247	$292	$(929)	$22	$(615)	$632